Note 04 - Entity-Wide Disclosures by Geographic Area (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	[1]	€ 31,504	€ 31,155	€ 27,063
Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		7,506	7,718	6,337
Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		10,558	9,160	10,016
Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		9,386	9,571	9,152
Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,649	2,383	2,608
Corporate & Other [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,406	2,324	(1,050)
Germany [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		12,127	12,576	10,894
Germany [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,811	4,225	3,166
Germany [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		641	573	587
Germany [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		6,389	6,567	5,876
Germany [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,286	1,211	1,266
UK [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,525	4,099	4,844
UK [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		193	192	143
UK [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,882	3,503	4,343
UK [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		46	54	3
UK [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		404	350	356
Rest of Europe [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,975	3,782	3,862
Rest of Europe [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,238	1,196	1,109
Rest of Europe [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		477	330	293
Rest of Europe [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,953	1,981	2,185
Rest of Europe [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		308	274	275
Americas [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		5,996	4,946	5,053
Americas [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,090	1,011	975
Americas [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,869	3,042	3,033
Americas [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		475	462	466
Americas [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		562	432	580
Asia/Pacific, Middle East and Africa [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,476	3,428	3,459
Asia/Pacific, Middle East and Africa [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,173	1,094	946
Asia/Pacific, Middle East and Africa [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,688	1,713	1,761
Asia/Pacific, Middle East and Africa [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		524	506	621
Asia/Pacific, Middle East and Africa [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		€ 90	€ 115	€ 131

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations